Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information
Condensed balance sheets of parent company

	As of December 31,
	2020	2021
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	1,149,374	14,762,875
Time deposits and short-term investments	14,486,070	7,020,662
Amounts due from subsidiaries of the Group	14,065,341	23,763,053
Prepayments and other current assets	—	10,211
Total current assets	29,700,785	45,556,801
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	42,754	890,788
Long-term investments	64,916	28,452
Total non-current assets	107,670	919,240
Total assets	29,808,455	46,476,041
LIABILITIES
Current liabilities:
Accruals and other current liabilities	4,858	13,798
Total current liabilities	4,858	13,798
Non-current liabilities:
Long-term borrowings	—	5,397,941
Total non-current liabilities	—	5,397,941
Total liabilities	4,858	5,411,739
SHAREHOLDERS' (DEFICIT)/EQUITY
Class A Ordinary Shares	1,010	1,176
Class B Ordinary Shares	235	235
Treasury shares	—	(89)
Additional paid-in capital	37,289,761	49,390,486
Accumulated other comprehensive loss	(1,005,184)	(1,521,871)
Accumulated deficit	(6,482,225)	(6,805,635)
Total shareholders' equity	29,803,597	41,064,302
Total liabilities and shareholders' equity	29,808,455	46,476,041

Condensed statements of comprehensive loss of parent company

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Operating expenses:
Selling, general and administrative	(5,114)	(9,424)	(27,288)
Research and development	—	—	(852)
Total operating expenses	(5,114)	(9,424)	(28,140)
Loss from operations	(5,114)	(9,424)	(28,140)
Other income/(expense)
Interest expense	(9,332)	—	(21,369)
Interest income	20,505	4,467	10,746
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(2,031,371)	(520,093)	(563,106)
Change in fair value of warrants and derivative liabilities	(426,425)	272,327	—
Investment income, net	14,880	106,823	272,991
Foreign exchange loss	(1,084)	(5,861)	(3,023)
Others, net	(595)	104	10,446
Loss before income tax expense	(2,438,536)	(151,657)	(321,455)
Income tax expense	—	—	—
Net loss	(2,438,536)	(151,657)	(321,455)
Accretion on convertible redeemable preferred shares to redemption value	(743,100)	(651,190)	—
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)	(217,362)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	117,391	10,862	—
Net loss attributable to ordinary shareholders of Li Auto Inc.	(3,281,607)	(791,985)	(321,455)
Net loss	(2,438,536)	(151,657)	(321,455)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	2,851	(1,020,728)	(516,687)
Total comprehensive loss, net of tax	(2,435,685)	(1,172,385)	(838,142)

Condensed statements of cash flows of parent company

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	26,492	109,961	367,063
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries	(4,384,396)	(10,006,889)	(10,157,678)
Placement of time deposits	(1,725,148)	—	(298,284)
Redemption of time deposits	1,265,877	463,527	297,654
Placement of short-term investments	(35,157)	(75,367,086)	(173,133,568)
Redemption of short-term investments	—	60,452,428	180,386,757
Net cash used in investing activities	(4,878,824)	(24,458,020)	(2,905,119)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	5,254,333	3,851,034	—
Proceeds from issuance of convertible debts	168,070	—	5,533,238
Proceeds from IPOs and concurrent private placements, net of issuance cost	—	11,034,685	11,004,778
Proceeds from follow-on offering, net of issuance costs	—	9,990,955	—
Proceeds from exercise of share options	—	—	1,139
Proceeds from issuance of ordinary shares	—	—	70
Net cash provided by financing activities	5,422,403	24,876,674	16,539,225
Effects of exchange rate changes on cash and cash equivalents	25,595	(20,248)	(387,668)
Net increase in cash, cash equivalents	595,666	508,367	13,613,501
Cash, cash equivalents at beginning of the year	45,341	641,007	1,149,374
Cash, cash equivalents at end of the year	641,007	1,149,374	14,762,875